Segment Reporting - Schedule of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Revenue [Line Items]
Total revenue	$ 24,538,488	$ 29,378,727
Cost of sales	21,649,978	25,296,467
Gross profit	2,888,510	4,082,260
Research and development expense	(819,039)	(1,067,887)
Foreign currency transaction losses (gains)	(190,479)	235,965
(Loss) from operations	(1,584,859)	(414,093)
Other income (expenses), net	277,595	479,623
(Loss)/Income before income taxes	(1,307,264)	65,530
Income tax benefit/(provision)	201,535	85,255
Net (loss) income	(1,101,460)	145,906
Other Operating Segment [Member]
Schedule of Revenue [Line Items]
Cost of sales	(21,649,978)	(25,296,467)
Gross profit	2,888,510	4,082,260
Selling expense	1,237,886	1,328,196
General and administrative expense	2,225,965	2,336,235
Research and development expense	819,039	1,067,887
Foreign currency transaction losses (gains)	190,479	(235,965)
(Loss) from operations	(1,584,859)	(414,093)
Other income (expenses), net	277,595	479,623
(Loss)/Income before income taxes	(1,307,264)	65,530
Income tax benefit/(provision)	201,535	85,255
Net (loss) income	(1,105,729)	150,785
Sales of Steel Piping Products [Member] | Other Operating Segment [Member]
Schedule of Revenue [Line Items]
Total revenue	24,074,877	29,073,339
Production Service Revenue [Member] | Other Operating Segment [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 463,611	$ 305,388